Summary of Business and Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2016
Accounting Policies [Abstract]
Revenues By Geographical Region
Revenues by geographical region are as follows (in thousands):

	Fiscal Year Ended January 31,
	2016	2015	2014
Americas	$4,910,745	$3,868,329	$2,899,837
Europe	1,162,808	984,919	741,220
Asia Pacific	593,663	520,338	429,946
	$6,667,216	$5,373,586	$4,071,003

Schedule Of Property And Equipment Estimated Useful Lives
Property and equipment are stated at cost. Depreciation is calculated on a straight-line basis over the estimated useful lives of those assets as follows:

Computer, equipment and software	3 to 9 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of the estimated lease term or 10 years
Building and structural components	Average weighted useful life of 32 years
Building improvements	10 years

Schedule Of Assumptions Used To Calculate Fair Value Of Options Granted
The fair value of each stock option grant was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions and fair value per share:

	Fiscal Year Ended January 31,
Stock Options	2016	2015	2014
Volatility	32-37%	37%	37-43%
Estimated life	3.5 years	3.6 years	3.4 years
Risk-free interest rate	1.09-1.42%	1.12-1.53%	0.48-1.21%
Weighted-average fair value per share of grants	$20.22	$17.20	$14.08

	Fiscal Year Ended January 31,
ESPP	2016	2015	2014
Volatility	30-34%	32-35%	31-35%
Estimated life	0.75 years	0.75 years	0.75 years
Risk-free interest rate	0.06-0.76%	0.07-0.23%	0.07-0.10%
Weighted-average fair value per share of grants	$19.49	$14.56	$10.30